Operating Segment Reporting (Table 2) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting [Abstract]
Total consolidated EBIT	$ 266,894	$ 202,252	$ 169,876
Interest Expense	50,511	37,738	36,011
Income before income taxes	216,383	164,514	133,865
INCOME TAX EXPENSE (BENEFIT)	83,804	57,254	52,292
Net income	132,579	107,260	81,573
Dividends on Washington Gas Light Company preferred stock	1,320	1,320	1,320
Net income (loss) applicable to common stock	$ 131,259	$ 105,940	$ 80,253